Reserves (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Reserves

	Note	December 31	December 31
(in thousands)		2022	2021

Reserves

Share purchase warrants	23.1	$83,077	$83,077

Share purchase options	23.2	22,578	22,349

Restricted share units	23.3	8,142	7,196

Long-term investment revaluation reserve, net of tax	23.4	(47,250)	(65,586)

Total reserves		$66,547	$47,036

Summary of Share Purchase Warrants
The Company’s share purchase warrants (“warrants”) are presented below:

	Number of Warrants	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve

Warrants outstanding	10,000,000	$43.75	1.00	$83,077

Summary of Fair Value of Share Purchase Options	The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Years Ended December 31

	2022	2021

Black-Scholes weighted average assumptions

Grant date share price and exercise price	Cdn$60.00	Cdn$49.86

Expected dividend yield	1.32%	1.53%

Expected volatility	35%	35%

Risk-free interest rate	1.72%	0.51%

Expected option life, in years	3.0	3.0

Weighted average fair value per option granted	Cdn$13.84	Cdn$10.69

Number of options issued during the period	283,440	317,560

Total fair value of options issued (000’s)	$3,069	$2,720

Disclosure of Information About Options Outstanding and Exercisable
The following table summarizes information about the options outstanding and exercisable at December 31, 2022:

Exercise Price (Cdn$)	Exercisable Options	Non-Exercisable Options	Total Options Outstanding	Weighted Average Remaining Contractual Life

$26.24	114,610	-	114,610	0.2 years

$27.64¹	3,660	-	3,660	0.2 years

$30.82	4,477	-	4,477	1.5 years

$32.61¹	53,435	-	53,435	2.2 years

$32.93	358,050	-	358,050	1.2 years

$33.25¹	35,375	-	35,375	1.2 years

$33.47	327,495	-	327,495	2.2 years

$49.86	83,596	160,386	243,982	5.2 years

$54.11¹	19,650	40,176	59,826	5.2 years

$60.00	-	224,520	224,520	6.2 years

$63.60¹	-	52,870	52,870	6.2 years

	1,000,348	477,952	1,478,300	3.2 years

1)	US$ share purchase options converted to Cdn$ using the exchange rate of 1.3544, being the Cdn$/US$ exchange rate at December 31, 2022.

Disclosure of Share Purchase Options Reserve
A continuity schedule of the Company’s outstanding share purchase options from January 1, 2021 to December 31, 2022 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2021	1,786,817	Cdn$29.54

Granted (fair value - $3 million or Cdn$10.69 per option)	317,560	49.86

Exercised	(398,880)	24.96

At December 31, 2021	1,705,497	Cdn$34.40

Granted (fair value - $3 million or Cdn$13.84 per option)	283,440	60.00

Exercised	(493,129)	28.76

Forfeited	(17,508)	53.73

At December 31, 2022	1,478,300	Cdn$41.37

Disclosure of Restricted Share Units Reserve
A continuity schedule of the Company’s restricted share units outstanding from January 1, 2021 to December 31, 2022 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2021	370,258	$22.40

Granted (fair value - $4 million)	96,680	39.95

Released	(116,880)	24.09

At December 31, 2021	350,058	$26.69

Granted (fair value - $4 million)	91,780	46.72

Released	(87,838)	28.85

Forfeited	(3,794)	39.95

At December 31, 2022	350,206	$31.25

Disclosure of Long Term Investment Revaluation Reserve
A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2021 to December 31, 2022 is presented below:

(in thousands)		Change in Fair Value	Deferred Tax Recovery (Expense)	Total

At January 1, 2021		$22,103	$(6,968)	$15,135
Unrealized gain (loss) on LTIs 1		(14,000)	(2,314)	(16,314)
Reallocate reserve to retained earnings upon disposal of LTIs 1	18	(73,578)	9,171	(64,407)
At December 31, 2021		$(65,475)	$(111)	$(65,586)
Unrealized gain (loss) on LTIs 1		21,052	(6,513)	14,539
Reallocate reserve to retained earnings upon disposal of LTIs 1	18	3,797	-	3,797
At December 31, 2022		$(40,626)	$(6,624)	$(47,250)

1)	LTIs refers to long-term investments in common shares held.